FLEXSHARES TRUST

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

FlexShares® US Quality Large Cap Index Fund

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® STOXX® Global Broad Infrastructure Index Fund

FlexShares® Global Quality Real Estate Index Fund

FlexShares® Real Assets Allocation Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

SUPPLEMENT DATED OCTOBER 25, 2016 TO

PROSPECTUS DATED MARCH 1, 2016, AS SUPPLEMENTED JUNE 21, 2016

1.	FlexShares Morningstar US Market Factor Tilt Index Fund

The Board of Trustees of FlexShares Trust has approved a reduction in the contractual unitary management fee rate that the Fund pays to its investment adviser, Northern Trust Investments, Inc., under the Fund’s investment advisory agreement, from 0.27% to 0.25% (expressed as a percentage of the Fund’s average daily net assets). Accordingly, effective November 1, 2016, the information under “FUND SUMMARIES – Fees and Expenses of the Fund” and “FUND SUMMARIES – Example” on page 2 of the Prospectus is revised as follows:

Fees And Expenses Of The Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.25%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.26%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.25%

(1)	The expense information in the table has been restated to reflect current fees.
(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until March 1, 2017. The Fund’s Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$26
3 Years	$83
5 Years	$145
10 Years	$330

2.	FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund

The Board of Trustees of FlexShares Trust has approved a reduction in the contractual unitary management fee rate that the Fund pays to its investment adviser, Northern Trust Investments, Inc., under the Fund’s investment advisory agreement, from 0.42% to 0.39% (expressed as a percentage of the Fund’s average daily net assets). Accordingly, effective November 1, 2016, the information under “FUND SUMMARIES – Fees and Expenses of the Fund” and “FUND SUMMARIES – Example” on page 6 of the Prospectus is revised as follows:

Fees And Expenses Of The Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.39%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.40%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.39%

(1)	The expense information in the table has been restated to reflect current fees.
(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until March 1, 2017. The Fund’s Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$40
3 Years	$127
5 Years	$223
10 Years	$504

3.	FlexShares Morningstar Emerging Markets Factor Tilt Index Fund

The Board of Trustees of FlexShares Trust has approved a reduction in the contractual unitary management fee rate that the Fund pays to its investment adviser, Northern Trust Investments, Inc., under the Fund’s investment advisory agreement, from 0.65% to 0.59% (expressed as a percentage of the Fund’s average daily net assets). Accordingly, effective November 1, 2016, the information under “FUND SUMMARIES – Fees and Expenses of the Fund” and “FUND SUMMARIES – Example” on page 11 of the Prospectus is revised as follows:

Fees And Expenses Of The Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.59%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.60%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.59%

(1)	The expense information in the table has been restated to reflect current fees.
(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until March 1, 2017. The Fund’s Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$60
3 Years	$191
5 Years	$334
10 Years	$749

4.	FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

The Board of Trustees of FlexShares Trust has approved a reduction in the contractual unitary management fee rate that the Fund pays to its investment adviser, Northern Trust Investments, Inc., under the Fund’s investment advisory agreement, from 0.47% to 0.44% (expressed as a percentage of the Fund’s average daily net assets). Accordingly, effective November 1, 2016, the information under “FUND SUMMARIES – Fees and Expenses of the Fund” and “FUND SUMMARIES – Example” on page 16 of the Prospectus is revised as follows:

Fees And Expenses Of The Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following other expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.44%
Distribution (12b-1) Fees	0.00%
Other Expenses(2)	0.01%
Acquired Fund Fees and Expenses(3)	0.39%
Total Annual Fund Operating Expenses	0.84%
Expense Reimbursement(4)	(0.40)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.44%

(1)	The expense information in the table has been restated to reflect current fees.
(2)	Other expenses are estimated for the current fiscal year.
(3)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in the Underlying Fund (as defined below). The impact of Acquired Fund Fees and Expenses will be included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”). Acquired Fund Fees and Expenses are estimated for the current fiscal year.
(4)	Northern Trust Investments, Inc. has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until March 1, 2017. NTI also has contractually agreed until March 1, 2020 to waive Management Fees or reimburse certain expenses in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investments in the Underlying Fund (as defined below). The Fund’s Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$45
3 Years	$228

5.	FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund

The Board of Trustees of FlexShares Trust has approved a reduction in the contractual unitary management fee rate that the Fund pays to its investment adviser, Northern Trust Investments, Inc., under the Fund’s investment advisory agreement, from 0.70% to 0.64% (expressed as a percentage of the Fund’s average daily net assets). Accordingly, effective November 1, 2016, the information under “FUND SUMMARIES – Fees and Expenses of the Fund” and “FUND SUMMARIES – Example” on page 22 of the Prospectus is revised as follows:

Fees And Expenses Of The Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following other expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.64%
Distribution (12b-1) Fees	0.00%
Other Expenses(2)	0.01%
Acquired Fund Fees and Expenses(3)	0.59%
Total Annual Fund Operating Expenses	1.24%
Expense Reimbursement(4)	(0.60)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.64%

(1)	The expense information in the table has been restated to reflect current fees.
(2)	Other expenses are estimated for the current fiscal year.
(3)	“Acquired Fund Fees and Expenses” reflect the Fund’s pro rata share of the fees and expenses incurred by investing in the Underlying Fund (as defined below). The impact of Acquired Fund Fees and Expenses will be included in the total returns of the Fund. Acquired Fund Fees and Expenses are not used to calculate the Fund’s net asset value per share (“NAV”). Acquired Fund Fees and Expenses are estimated for the current fiscal year.
(4)	Northern Trust Investments, Inc. has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until March 1, 2017. NTI also has contractually agreed until March 1, 2020 to waive Management Fees or reimburse certain expenses in an amount equal to the Acquired Fund Fees and Expenses attributable to the Fund’s investments in the Underlying Fund (as defined below). The Fund’s Board of Trustees may terminate the contractual arrangements at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$65
3 Years	$334

6.	FlexShares Morningstar Global Upstream Natural Resources Index Fund

The Board of Trustees of FlexShares Trust has approved a reduction in the contractual unitary management fee rate that the Fund pays to its investment adviser, Northern Trust Investments, Inc., under the Fund’s investment advisory agreement, from 0.48% to 0.46% (expressed as a percentage of the Fund’s average daily net assets). Accordingly, effective November 1, 2016, the information under “FUND SUMMARIES – Fees and Expenses of the Fund” and “FUND SUMMARIES – Example” on page 32 of the Prospectus is revised as follows:

Fees And Expenses Of The Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. Under the Fund’s Investment Advisory Agreement, the Fund is responsible for the following expenses: interest expenses, brokerage commissions and other trading expenses, fees and expenses of the independent trustees and their independent legal counsel, taxes and other extraordinary costs such as litigation and other expenses not incurred in the ordinary course of business. You will also incur usual and customary brokerage commissions when buying or selling shares of the Fund in the secondary market, which are not reflected in the example that follows:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)(1)
Management Fees	0.46%
Distribution (12b-1) Fees	0.00%
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.47%
Expense Reimbursement(2)	(0.01)%
Total Annual Fund Operating Expenses After Expense Reimbursement	0.46%

(1)	The expense information in the table has been restated to reflect current fees.
(2)	Northern Trust Investments, Inc. has contractually agreed to reimburse the fees and expenses of the Trust’s independent trustees and their independent legal counsel until March 1, 2017. The Fund’s Board of Trustees may terminate the contractual arrangement at any time if it determines that it is in the best interest of the Fund and its shareholders.

Example

The following Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense reimbursement arrangement for one year). Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1 Year	$47
3 Years	$150
5 Years	$262
10 Years	$590

7. The section entitled “Description of Fund Management – Investment Adviser” on page 138 of the Prospectus is supplemented to reflect the reduction in the contractual unitary management fee rate each Fund listed in the table below pays to Northern Trust Investments, Inc., under each Fund’s investment advisory agreement, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

NAME OF FUND	Unitary Management Fee (Prior to November 1, 2016)	Unitary Management Fee (Effective November 1, 2016)
FlexShares Morningstar US Market Factor Tilt Index Fund	0.27%	0.25%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.42%	0.39%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	0.65%	0.59%
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	0.47%	0.44%
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	0.70%	0.64%
FlexShares Morningstar Global Upstream Natural Resources Index Fund	0.48%	0.46%

8. Michael O’Connor is no longer a portfolio manager of the above listed Funds. All references to Mr. O’Connor in the Prospectus, as supplemented June 21, 2016, are hereby deleted. Robert Anstine and Brendan Sullivan will continue to manage the above listed Funds.

Please retain this Supplement with your Prospectus for future reference.

FLEXSHARES TRUST

FlexShares® Morningstar US Market Factor Tilt Index Fund

FlexShares® Morningstar Developed Markets ex-US Factor Tilt Index Fund

FlexShares® Morningstar Emerging Markets Factor Tilt Index Fund

FlexShares® Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund

FlexShares® Currency Hedged Morningstar EM Factor Tilt Index Fund

FlexShares® US Quality Large Cap Index Fund

FlexShares® Morningstar Global Upstream Natural Resources Index Fund

FlexShares® STOXX® Global Broad Infrastructure Index Fund

FlexShares® Global Quality Real Estate Index Fund

FlexShares® Real Assets Allocation Index Fund

FlexShares® Quality Dividend Index Fund

FlexShares® Quality Dividend Defensive Index Fund

FlexShares® Quality Dividend Dynamic Index Fund

FlexShares® International Quality Dividend Index Fund

FlexShares® International Quality Dividend Defensive Index Fund

FlexShares® International Quality Dividend Dynamic Index Fund

SUPPLEMENT DATED OCTOBER 25, 2016 TO

STATEMENT OF ADDITIONAL INFORMATION (“SAI”) DATED MARCH 1, 2016, AS

SUPPLEMENTED JUNE 21, 2016

1. The Board of Trustees (the “Board”) of FlexShares Trust (the “Trust”) approved a reduction in the contractual unitary management fee rate each Fund listed in the table below pays to its investment adviser, Northern Trust Investments, Inc. (“NTI”), under each Fund’s investment advisory agreement, at annual rates set forth in the table below (expressed as a percentage of each Fund’s respective average daily net assets). The reduced contractual unitary management fee is effective November 1, 2016.

NAME OF FUND	INVESTMENT ADVISORY FEE (Prior to November 1, 2016)	INVESTMENT ADVISORY FEE (Effective November 1, 2016)
FlexShares Morningstar US Market Factor Tilt Index Fund	0.27%	0.25%
FlexShares Morningstar Developed Markets ex-US Factor Tilt Index Fund	0.42%	0.39%
FlexShares Morningstar Emerging Markets Factor Tilt Index Fund	0.65%	0.59%
FlexShares Currency Hedged Morningstar DM ex-US Factor Tilt Index Fund	0.47%	0.44%
FlexShares Currency Hedged Morningstar EM Factor Tilt Index Fund	0.70%	0.64%
FlexShares Morningstar Global Upstream Natural Resources Index Fund	0.48%	0.46%

Therefore, effective November 1, 2016, the section of the SAI entitled “MANAGEMENT OF THE TRUST – INVESTMENT ADVISER” is amended to reflect the above unitary management fee changes.

2. Michael O’Connor is no longer a portfolio manager of the above listed Funds. All references to Mr. O’Connor in the SAI, as supplemented June 21, 2016, are hereby deleted. Robert Anstine and Brendan Sullivan will continue to manage the above listed Funds.

Please retain this Supplement with your SAI for future reference.